SHARE-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION PLANS [Abstract]
SHARE-BASED COMPENSATION PLANS
23.	SHARE-BASED COMPENSATION PLANS

As a result of the reverse acquisition accounting treatment for the Transaction, previously issued SolarOne Group stock options and restricted stock units under the Company's 2006 Option Plan and 2007 Incentive Plan, granted to employees and directors that were outstanding and unvested at the date of the Transaction, were accounted for as an exchange of awards. The fair value of such awards was insignificant.

The following tables summarized the Company's share option activity under 2006 Option Plan and 2007 Incentive Plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value
		($)	(Years)	($)

Outstanding, January 1, 2015	-	-	-	-
Acquired in the Transaction	2,854,000	1.77	3.14	-
Forfeited	(433,950)	1.73		-

Outstanding, December 31, 2015	2,420,050	1.78	2.22	-

Vested and expected to be vested at December 31, 2015	2,420,050	1.78	2.22	-

Exercisable at December 31, 2015	2,420,050	1.78	2.22	-

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company's closing stock price of $0.4388 per ordinary share as of December 31, 2015 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2015.

No share options were granted, vested or exercised in 2015.

The following table summarized the Company's RSU activity under 2007 Incentive Plan:

	Number of RSUs	Weighted- average grant date fair value
		($)

Unvested, January 1, 2015	-	-
Acquired in the Transaction	39,839	22.37
Granted	34,433	11.40
Vested	(16,187)	15.13
Forfeited	(6,020)	15.26

Unvested, December 31, 2015	52,065	18.19

The aggregate fair value of vested RSUs for 2015 measured based on respective grant-date fair values was $0.4 million. The aggregate fair value of the unvested RSUs as of December 31, 2015 was $0.9 million based on the quoted market price of the Company's ordinary shares at the respective grant dates, and such amount shall be recognized as compensation expenses using the straight-line method with graded vesting based on service conditions.

As of December 31, 2015, there was $0.3 million of unrecognized share-based compensation cost related to RSUs which is expected to be recognized over a weighted-average vesting period of 1.76 years. To the extent the actual forfeiture rate is different from current estimation, actual share-based compensation related to these awards may be different from the expectation.

Total compensation expense relating to share options and RSUs recognized for the year ended December 31, 2015 is as follows:

in millions of $	For the year ended December 31,
	2013	2014	2015

Cost of revenues	-	-	0.2
Selling expenses	-	-	0.1
General and administrative expenses	-	-	0.3
Research and development expenses	-	-	0.1

	-	-	0.7